Long-Term Prepaid Expenses and Other Non-Current Assets (Narrative) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Long-term Prepaid Expenses And Other Non-current Assets [Line Items]
Loan To Associated Company	[1]	$ 30,138	$ 5,100
Cpv Valley Holdings Llc Member [Member]
Long-term Prepaid Expenses And Other Non-current Assets [Line Items]
Borrowings, interest rate		5.75%

[1]	Mainly relates to loan to CPV Valley with SOFR-based interest plus a weighted average interest margin of approximately 5.75%, with the final repayment date on May 31, 2026.